Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2015	2014
Original cost:
Technology	12	$234,805	$198,240
Customer relations	12	170,692	160,331
Trademarks and other	11	158,666	143,094
		564,163	501,665
Accumulated amortization:
Technology		150,516	131,384
Customer relations		151,421	137,026
Trademarks and other		114,604	100,334
		416,541	368,744
Amortized cost		$147,622	$132,921

B.	AMORTIZATION EXPENSES
Amortization expenses amounted to $48,115, $42,951 and $45,903 for the years ended December 31, 2015, 2014 and 2013, respectively.

C.	AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2016		$37,561
2017		27,213
2018		21,206
2019		20,117
2020		13,760
2021	and thereafter	27,765
		147,622

D.    CHANGES IN GOODWILL
Changes in goodwill during 2015 were as follows:

2015
Balance, at January 1, 2015	$504,611
Additions	120,618
Net translation differences (1)	(2,575)
Balance, at December 31, 2015	$622,654

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.